Summary of Significant Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Aug. 14, 2020 USD ($)
Research and development expense	$ 19,436,000	$ 3,660,000
Simple Agreements For Future Equity	$ 0	11,740,000
Capitalized internal-use software estimated useful life	3 years
Advertising expense	$ 2,000	14,000
Dividend yield assumption	0.00%
Provision for U.S. federal and state income taxes			$ 0
Number of operating segments | Segment	1
ASU 2018-07
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2018-13
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2020
Change in accounting principle, accounting standards update, immaterial effect	true
ASU 2019-12
Change in accounting principle, accounting standards update, adopted	true
Change in accounting principle, accounting standards update, adoption date	Jan. 01, 2021
Change in accounting principle, accounting standards update, immaterial effect	true
Minimum
Property and equipment, estimated useful lives	3 years
Maximum
Property and equipment, estimated useful lives	5 years
Revision of Prior Period Reclassification Adjustment
Research and development expense		$ 682,000